Schedule of Investments

March 31, 2022 (Unaudited)

Muirfield Fund

Security Description	Shares, Contracts or Principal Amount ($)	Fair Value ($)(1)

Common Stocks (United States) - 58.8%

Communication Services - 4.9%
ALPHABET INC - CLASS A (2)	3,543	9,854,323
ALPHABET INC - CLASS C (2)	2,402	6,708,762
AMC ENTERTAINMENT HOLDINGS INC (2)	5,533	136,333
AT&T INC	14,271	337,224
CARS.COM INC (2)	10,665	153,896
COMCAST CORP NEW CL A	37,021	1,733,323
EMERALD HOLDING INC (2)	8	27
ENTRAVISION COMMUNICTNS CORP	1,883	12,070
FOX CORPORATION CLASS A	1,150	45,368
GANNETT CO INC NEW (2)	979	4,415
IDT CORPORATION (2)	466	15,886
INTEGRAL AD SCIENCE HOLDING CORP (2)	9,135	126,063
INTERPUBLIC GROUP OF COS INC	24,782	878,522
LIBERTY TRIPADVISOR HOLDINGS INC. (A) (2)	8,364	17,146
Lions Gate Entertainment Corp. - Class B (2)	2,549	38,311
LUMEN TECHNOLOGIES INC	7,466	84,142
META PLATFORMS INC (2)	59,411	13,210,630
NEWS CORPORATION	1,172	25,960
OMNICOM GRP INC	9,530	808,906
OUTBRAIN INC. (2)	681	7,307
TEGNA INC	3,297	73,853
ZIFF DAVIS, INC.	4,871	471,415

		34,743,882

Consumer Discretionary - 4.0%
AMAZON.COM INC (2)	2,051	6,686,157
AMERICAN AXLE & MANUFACTURING HOLDINGS (2)	2,692	20,890
AMERICAN EAGLE OUTFITTERS NEW	992	16,666
AUTOZONE INC (NEV) (2)	545	1,114,296
BEST BUY CO INC	2,917	265,155
BIGLARI HOLDINGS INC CL B (2)	106	15,329
BOOT BARN HOLDINGS INC (2)	3,394	321,717
CAPRI HOLDINGS LIMITED (2)	3,457	177,655
DANA INCORPORATED	3,684	64,728
DARDEN RESTAURANTS INC	1,048	139,332
DICKS SPORTING GOODS INC	1,304	130,426
EBAY INC	15,099	864,569
ETHAN ALLEN INTERIORS INC	34	886
FISKER INC (2)	3	39
FORD MOTOR COMPANY	45,576	770,690
GENERAL MOTORS COMPANY (2)	18,120	792,569
HIBBETT, INC.	1,847	81,896
HOVNANIAN ENTERPRISES INC (2)	10	591
INTL GAME TECHNOLOGY PLC	8,034	198,279
KOHLS CORP	2,005	121,222
LEAR CORPORATION	1,366	194,778
LENNAR CORP	7,470	606,340
LIQUIDITY SERVICES INC. (2)	2,061	35,284
LKQ CORPORATION	104	4,723
LOWES COMPANIES INC	22,376	4,524,203
M/I HOMES INC (2)	3,853	170,881
MACY'S INC.	41,269	1,005,313
MURPHY USA INC	1,322	264,347
NVR INC (2)	33	147,420
ONEWATER MARINE INC.	2,429	83,679

O'REILLY AUTOMOTIVE INC (2)	1,092	747,976
QURATE RETAIL INC (A)	7,934	37,766
RED ROCK RESORTS INC. (A)	1,206	58,563
SIGNET JEWELERS LIMITED ADS	990	71,973
SKYLINE CHAMPION CORPORATION (2)	3,226	177,043
SMITH & WESSON BRANDS, INC.	2,872	43,453
TAPESTRY INC	6,823	253,474
TARGET CORPORATION	1,379	292,651
TEMPUR SEALY INTERNATIONAL INC	1,060	29,595
TERMINIX GLOBAL HOLDINGS INC (2)	2	91
TESLA INC (2)	5,568	6,000,077
THE CONTAINER STORE GROUP INC (2)	1,010	8,252
THE ONE GROUP HOSPITALITY, INC (2)	3,356	35,272
THOR INDUSTRIES INC	4,603	362,256
TOWN SPORTS INTL HLDG INC (2)	4,613	5
TRACTOR SUPPLY CO	2,496	582,492
Ulta Beauty, Inc. (2)	1,073	427,290
WILLIAMS SONOMA INC	545	79,025
WINNEBAGO INDUSTRIES INC	5,444	294,139

		28,321,453

Consumer Staples - 2.5%
ALBERTSONS COMPANIES INC	22,234	739,281
ARCHER DANIELS MIDLAND CO	26,248	2,369,144
BUNGE LTD	26,556	2,942,670
COSTCO WHOLESALE CORP	1,633	940,363
ESTEE LAUDER COMPANIES INC	3,494	951,486
FLOWERS FOODS INC NEW	468	12,032
GENERAL MILLS INC	26,394	1,787,402
HERSHEY COMPANY (THE)	10,658	2,308,843
HOSTESS BRANDS INC (A) (2)	7,896	173,238
INGLES MKTS INC	182	16,207
INGREDION INC	3,505	305,461
KROGER CO	96	5,508
NEWAGE, INC. (2)	14	8
PROCTER & GAMBLE CO	14,201	2,169,913
TYSON FOODS INC	3,674	329,301
UNITED NATURAL FOODS INC (2)	572	23,652
WALGREEN BOOTS ALLIANCE INC	390	17,460
WALMART INC	18,316	2,727,619

		17,819,588

Energy - 2.8%
ALTO INGREDIENTS, INC. (2)	798	5,442
ANTERO RESOURCES CORP (2)	2,453	74,890
APA Corporation	7,418	306,586
ARDMORE SHIPPING CORP (2)	2,145	9,653
BAKER HUGHES COMPANY	8,901	324,085
Berry Corporation	2,368	24,438
BRISTOW GROUP INC (2)	2,574	95,444
CALIFORNIA RESOURCES CORPORATION	219	9,796
CENTENNIAL RESOURCE DEV INC (2)	580	4,681
CHENIERE ENERGY INC	1,291	178,997
CHEVRON CORP	33,558	5,464,249
CNX RESOURCES CORPORATION (2)	319	6,610
CONOCOPHILLIPS	6,730	673,000
COTERRA ENERGY INC	244	6,581
CVR ENERGY INC	438	11,187
DENBURY INC (2)	683	53,663
DEVON ENERGY CORP	3,210	189,807
DHT HOLDINGS INC	2,371	13,752
DIAMONDBACK ENERGY, INC	1,710	234,407
EOG RESOURCES INC	5,592	666,734
EQT CORPORATION	5,947	204,636
EXPRO GROUP HOLDINGS N.V. (2)	1,065	18,936
EXXON MOBIL CORP	43,903	3,625,949
HESS CORPORATION	1,904	203,804
HollyFrontier Corp (2)	281	10,226

LAREDO PETROLEUM INC (2)	273	21,605
MARATHON PETROLEUM CORP	34,919	2,985,575
NABORS INDUSTRIES LIMITED NEW (2)	542	82,774
NEXTDECADE CORP (2)	2,477	16,398
NINE ENERGY SERVICE INC (2)	9,486	35,478
OCCIDENTAL PETE CORP	388	22,015
OCEANEERING INTL INC (2)	1,137	17,237
ONEOK INC NEW	15,960	1,127,255
OVINTIV INC	4,837	261,537
PBF ENERGY INC (2)	2,199	53,590
PDC ENERGY INC	856	62,214
PHILLIPS 66	5,568	481,020
PIONEER NATURAL RESOURCES	1,455	363,794
PROPETRO HOLDING CORP (2)	369	5,140
RANGE RESOURCES CORP (2)	1,729	52,527
REX AMERICAN RES CORP (2)	51	5,080
SCHLUMBERGER LTD	23,586	974,338
SM ENERGY CO	1,208	47,052
TALOS ENERGY INC (2)	2,338	36,917
TARGA RESOURCES CORP	2,412	182,034
TEEKAY CORPORATION (2)	3,592	11,387
VALERO ENERGY CORP	9,235	937,722
WORLD FUEL SERVICES CORP	1,880	50,835

		20,251,077

Financials - 6.1%
AFLAC INCORPORATED	15,603	1,004,677
AMERICAN FINL GROUP INC	2,518	366,671
AMERICAN INTL GROUP NEW	63,051	3,957,711
ATLANTICUS HLDGS CORP (2)	129	6,681
BANK OF NEW YORK MELLON CORP	24,835	1,232,561
Berkshire Hathaway I Class B (2)	50,593	17,854,776
CAPITAL BANCORP, INC	246	5,624
CAPITAL ONE FINL CORP	3,523	462,535
Carlyle Group Inc. (The)	23	1,125
CATHAY GENERAL BANCORP	1,716	76,791
CHARLES SCHWAB CORP	21,560	1,817,724
CHIMERA INVESTMENT CORP NEW	49,306	593,644
CHUBB LIMITED	1,830	391,437
EAST WEST BANCORP INC	1,594	125,958
FIDELITY NATIONAL FINANCIAL INC	45,004	2,197,995
FIRST AMERICAN FINANCIAL CORP	23,690	1,535,586
HARTFORD FINL SVCS GRP INC	5,375	385,979
HOULIHAN LOKEY INC	3,468	304,490
JANUS HENDERSON GROUP PLC	4,068	142,461
KEYCORP	17,070	382,027
MARSH & MCLENNAN COS INC	13,975	2,381,620
MEDLEY MANAGEMENT INC (2)	235	2
META FINANCIAL GRP INC	3,673	201,721
METLIFE INC	15,415	1,083,366
MOELIS & CO	4,017	188,598
MR COOPER GROUP INC (2)	1,667	76,132
NORTHRIM BANCORP INC	3,140	136,810
OLD REPUBLIC INTERNATIONAL CORPORATION	643	16,634
OPPENHEIMER HOLDINGS INC	786	34,254
PIPER SANDLER COMPANIES	1,007	132,169
PRUDENTIAL FINANCIAL INC	11,731	1,386,252
PZENA INVESTMENT MANAGEMENT	7,983	64,024
RAYMOND JAMES FINANCIAL INC	7,472	821,248
REGIONS FINANCIAL CORP NEW	33,735	750,941
ROCKET COMPANIES INC	3	33
SIEBERT FINANCIAL CORP (2)	2,186	4,722
SLM CORP	14,678	269,488
STATE STREET CORP	6,373	555,216
STEWART INFORMATION SVCS CRP	13,930	844,297
SYNCHRONY FINANCIAL	5,329	185,502
TIPTREE INC	385	4,947
WALKER & DUNLOP INC	3,211	415,568
WILLIS TOWERS WATSON PLC	2,100	496,062
ZIONS BANCORPORATION N.A	8,860	580,862

		43,476,921

Healthcare - 10.9%
ABBOTT LABS	40,604	4,805,889
ABBVIE INC	49,219	7,978,892
AGILENT TECHNOLOGIES INC	1,736	229,725
AMERISOURCEBERGEN CORP	7,551	1,168,215
AMGEN INC	21,018	5,082,573
AMNEAL PHARMACEUTICALS INC (2)	7,487	31,221
ANTHEM INC	296	145,401
Assertio Holdings, Inc. (2)	3,562	10,223
AVALO THERAPEUTICS, INC. (2)	9,142	6,625
BRISTOL-MYERS SQUIBB CO	51,539	3,763,893
BROOKLYN IMMUNO THERAPEUTICS INC (2)	5	10
CARDINAL HEALTH INC	37,393	2,120,183
CATALENT INC (2)	3,640	403,676
CELLDEX THERAPEUTICS INC (2)	32	1,090
CENTENE CORPORATION (2)	5,467	460,267
CENTOGENE N.V. (2)	2,360	9,937
CERNER CORP	44,749	4,186,716
CIGNA CORP	3,952	946,939
CYTEIR THERAPEUTICS, INC. (2)	3	11
DYNE THERAPEUTICS, INC (2)	4	39
EDWARDS LIFESCIENCES CORP (2)	2,087	245,682
Elanco Animal Health CVR - Rights (2)(6)	3,328	0
ELI LILLY & CO	12,758	3,653,508
ELOXX PHARMACEUTICALS, INC (2)	11,839	6,629
ENDO INTERNATIONAL PLC (2)	4,548	10,506
FULGENT GENETICS, INC. (2)	1,784	111,339
GALECTIN THERAPEUTICS INC (2)	3,817	6,145
GENPREX, INC (2)	4,483	10,132
GILEAD SCIENCE INC	42,865	2,548,324
HCA HEALTHCARE INC	1,091	273,426
JOHNSON AND JOHNSON	73,094	12,954,450
JOINT CORP (THE) (2)	3,918	138,658
KRONOS BIO, INC. (2)	3	22
LA JOLLA PHARMACEUTICAL CO (2)	1,666	7,114
LAB CORP OF AMERICA NEW	324	85,426
MCKESSON CORP	9,413	2,881,602
MERCK & CO INC	49,581	4,068,121
MODERNA, INC. (2)	7,134	1,228,903
MOLINA HEALTHCARE INC (2)	92	30,690
NATIONAL HEALTHCARE CP	192	13,484
OAK STREET HEALTH INC (2)	1	27
PALATIN TECHNOLOGIES INC NEW (2)	15,677	7,213
PFIZER INC	65,982	3,415,888
PREMIER INC. (A)	2,907	103,460
PUMA BIOTECHNOLOGY INC (2)	2,078	5,985
REGENERON PHARMACEUTICALS INC (2)	2,877	2,009,354
SESEN BIO INC (2)	7,891	4,756
SOLID BIOSCIENCES INC. (2)	6,036	7,243
STRYKER CORP	849	226,980
TENET HEALTHCARE CORP (2)	1,262	108,482
THERMO FISHER SCIENTIFIC INC	12,136	7,168,128
UNITEDHEALTH GROUP INC (DEL)	6,287	3,206,181
VIATRIS INC.	29,587	321,907
WEST PHARMACEUTICAL SVCS INC	3,853	1,582,466

		77,793,756

Industrials - 6.2%
ACUITY BRANDS INC	1,420	268,806
ArcBest Corporation	976	78,568
ATKORE INC (2)	1,668	164,198
ATLAS AIR WRLDWIDE HLDGS NEW (2)	1,897	163,844
AZZ INC	3,303	159,337
BABCOCK & WILCOX ENTERPRISES INC (2)	14	114
BOISE CASCADE COMPANY	12,845	892,342

BUILDERS FIRSTSOURCE INC (2)	11,318	730,464
CACI INTERNATIONAL INC (2)	432	130,144
COPART INC (2)	850	106,650
Covenant Logistics Group, Inc	1,146	24,673
EATON CORP PLC (IRELAND)	5,572	845,607
EMCOR GROUP INC	2,837	319,531
EMERSON ELECTRIC CO	1,199	117,562
ENCORE WIRE CORP	383	43,689
EQUIFAX INC	21	4,979
GENCO SHIPPING & TRADING LTD	2,273	53,688
GENERAL DYNAMICS CORP	18,049	4,353,058
GRAFTECH INTERNATIONAL LTD	7,173	69,004
HERC HOLDINGS INC	836	139,687
HILLENBRAND, INC	5,410	238,960
HUB GROUP INC (2)	2,572	198,584
IDEANOMICS INC (2)	5,034	5,638
J.B. HUNT TRANSPORT SERVICES INC	2,877	577,673
KARAT PACKAGING INC. (2)	307	6,094
LOCKHEED MARTIN CORP	24,945	11,010,723
MANITOWOC COMPANY INC (2)	4,969	74,933
MATSON INC	662	79,850
MILLER INDUSTRIES INC NEW	4,237	119,314
MONTROSE ENVIRONMENTAL GROUP INC (2)	1	53
MUELLER INDS INC	6,082	329,462
MYR GROUP, INC. (2)	755	71,000
NORFOLK SOUTHERN CORP	1,536	438,098
NORTHROP GRUMMAN CORP	17,993	8,046,829
NVENT ELECTRIC PLC	4,976	173,065
PAM TRANS SVC INC (2)	142	4,935
QUAD / GRAPHICS INC (2)	7,050	48,927
RAYTHEON TECHNOLOGIES CORPORATION	34,089	3,377,197
REGAL REXNORD CORP	2,681	398,879
ROBERT HALF INTL INC	1,851	211,347
RUSH ENTERPRISES INC	883	44,954
RYDER SYS INC	5,525	438,298
SAIA INC (2)	205	49,983
TEREX CORP NEW	5,616	200,267
TEXTRON INC	19,845	1,476,071
The Shyft Group, Inc.	1,767	63,806
TITAN INTERNATIONAL INC (DEL) (2)	4,197	61,822
UFP Industries, Inc.	1,248	96,296
UNITED PARCEL SERVICE INC	19,449	4,171,033
VALMONT INDS INC	1,063	253,632
VECTRUS INC (2)	1,245	44,646
WASTE MANAGEMENT INC	16,894	2,677,699
WATTS WATER TECHNOLOGIES INC	1,482	206,872
WESCO INTERNATIONAL INC (2)	3,153	410,331
WillScot Mobile Mini Holdings Corp. (2)	3	117

		44,273,333

Information Technology - 18.7%
A10 NETWORKS INC	8,323	116,106
ACI WORLDWIDE INC. (2)	6,486	204,244
ADVANCED MICRO DEVICES INC (2)	26,363	2,882,530
ALPHA AND OMEGA SEMICONDUCTOR LIMITED (2)	15,741	860,246
AMERICAN SOFTWARE INC	1,658	34,553
AMKOR TECHNOLOGY INC	14,977	325,300
APPLE INC	154,285	26,939,704
APPLIED MATERIALS INC	26,079	3,437,212
ARROW ELECTRONICS INC (2)	9,085	1,077,754
AVNET INC	8,225	333,853
AXCELIS TECHNOLOGIES INC (2)	8,128	613,908
BROADCOM INC	2,995	1,885,892
CADENCE DESIGNS SYS (2)	18,184	2,990,541
CDK GLOBAL INC	15,037	732,001
CDW CORPORATION	5,580	998,206
CHANNELADVISOR CORP (2)	3,375	55,924
CISCO SYSTEMS INC	34,238	1,909,111
COGNIZANT TECHNOLOGY SOLUTIONS CORP	26,608	2,385,939

COMMVAULT SYSTEMS INC (2)	1,254	83,203
CONCENTRIX CORPORATION	890	148,238
CORNING INC	5,859	216,256
DIODES INC (2)	3,021	262,797
DOLBY LABORATORIES INC	2,145	167,782
DROPBOX INC (2)	13,037	303,110
DUCK CREEK TECHNOLOGIES INC (2)	1	22
DZS INC (2)	3	42
EXTREME NETWORKS INC (2)	1,770	21,612
FABRINET (2)	48	5,046
FORTINET INC (2)	592	202,310
Grid Dynamics Holdings, Inc (2)	2,422	34,102
HEWLETT PACKARD ENTERPRISE CO	26,424	441,545
HP INC	52,837	1,917,983
INTEL CORP	48,351	2,396,276
INTUIT INC	9,214	4,430,460
JABIL INC	38,788	2,394,383
KLA Corporation	3,357	1,228,863
LITTELFUSE INC	683	170,347
MANHATTAN ASSOCIATES INC (2)	10,906	1,512,771
MASTERCARD INCORPORATED	194	69,332
MAXLINEAR INC (2)	830	48,431
MICROCHIP TECH INC	2,968	223,016
MICRON TECH INC	58,609	4,565,055
MICROSOFT CORP	134,263	41,394,619
NORTONLIFELOCK INC	14,298	379,183
NVIDIA CORP	21,608	5,895,959
NXP SEMICONDUCTOR N.V	2,649	490,277
ON SEMICONDUCTOR CORP (2)	6,610	413,852
ORACLE CORPORATION	44,645	3,693,481
PHOTRONICS INC (2)	2,278	38,658
PLANTRONICS INC (2)	872	34,357
QUALCOMM INC	33,724	5,153,702
RIMINI STREET CORP (2)	2,393	13,879
SANMINA CORPORATION (2)	3,127	126,393
SEMTECH CORP (2)	298	20,663
SMART GLOBAL HOLDINGS, INC (2)	2,588	66,848
SPS COMMERCE INC (2)	5,506	722,387
SS & C TECHNOLOGIES HLDGS INC	48,863	3,665,702
STARTEK INC (2)	2,934	12,998
SYNOPSYS INC (2)	7,316	2,438,203
TENABLE HOLDINGS, INC (2)	3,720	214,979
TERADYNE INC	2,819	333,290
ULTRA CLEAN HOLDINGS, INC. (2)	2,026	85,882
VISHAY INTERTECHNOLOGY INC	2,218	43,473
WESTERN DIGITAL CORP (2)	2,906	144,283
Xperi Holding Corporation	13,755	238,237
ZEBRA TECH CORP (2)	988	408,736

		134,656,047

Materials - 1.1%
ALCOA CORPORATION	147	13,234
AVIENT CORPORATION	1,639	78,672
BERRY GLOBAL GROUP INC (2)	6,709	388,854
CELANESE CORPORATION	931	133,012
CF INDUSTRIES HOLDINGS	928	95,640
CHEMOURS COMPANY	2,074	65,290
CLEARWATER PAPER CORP (2)	787	22,060
CLEVELAND-CLIFFS INC (2)	4,382	141,144
DOW INC	8,527	543,340
EAGLE MATERIALS INC	59	7,573
EASTMAN CHEMICAL COMPANY	41	4,594
FREEPORT-MCMORAN INC	34,921	1,736,971
HAWKINS INCORPORATED	860	39,474
HUNTSMAN CORP	6,102	228,886
INTERNATIONAL PAPER CO	11,334	523,064
INTREPID POTASH INC (2)	173	14,210
LOUISIANA PAC CORP	8,249	512,428
LYONDELLBASELL INDUSTRIES NV (A)	14,352	1,475,673

NUCOR CORP		6,998	1,040,253
OLIN CORP		8,123	424,670
RYERSON HOLDING CORP		760	26,615
SCHNITZER STEEL INDUSTRIES		830	43,110
STEEL DYNAMICS INC		1,022	85,265
TRINSEO PLC		522	25,014
TRONOX HOLDINGS PLC		2,807	55,551
UNITED STATES STEEL CORP		4,660	175,868

			7,900,465

Real Estate Investment Trust - 0.8%
ALTISOURCE PTF SOLU SA (2)		3,736	44,197
BRAEMAR HOTELS & RESORTS INC		787	4,864
BRIXMOR PROPERTY GROUP INC		901	23,255
BROADSTONE NET LEASE INC		5	109
CARE TRUST REIT INC.		35,123	677,874
CATCHMARK TIMBER TRUST INC		1,901	15,588
CITY OFFICE REIT INC		2,206	38,958
CORENERGY INFRASTRUCTURE TRUST INC REIT		13,458	41,316
CORPORATE OFFICE PPTS TR		11,293	322,302
DIAMOND ROCK HOSPITALITY CO (2)		1,461	14,756
HIGHWOODS PROPERTIES INC		1,733	79,267
KILROY REALTY CORP		280	21,398
LAMAR ADVERTISING COMPANY (A)		18,433	2,141,546
OMEGA HEALTHCARE INVS INC		14,134	440,415
POTLATCH DELTIC CORP		4,569	240,923
SITE CENTERS CORP		605	10,110
SL GREEN REALTY CORP		7,666	622,326
Spirit MTA REIT Liquidating Trust (2)(6)		9,151	0
STRATUS PROPERTIES INC (2)		676	29,122
TANGER FACTORY OUTLET CENTER		282	4,848
UNIVERSAL HLTH RLTY INCM		2,179	127,188
VORNADO REALTY TRUST		8,962	406,158
WEYERHAEUSER CO		13,953	528,819

			5,835,339

Utilities - 0.8%
CONSOLIDATED EDISON INC		10,051	951,629
CONSTELLATION ENERGY CORPORATION		22,699	1,276,819
FIRSTENERGY CORP		49,294	2,260,623
NATIONAL FUEL GAS CO NJ		5,582	383,483
UGI CORP NEW		21,411	775,506

			5,648,060

Total Common Stocks (United States)	(Cost	$313,774,706)	420,719,921

Preferred Stock (United States) - 0.0%

WESCO International, Inc. Series A Variable Preferred (7)		2,612	76,871

Total Preferred Stock (United States)	(Cost	$65,288)	76,871

Warrants (United States) - 0.0%

Chaparral Energy, Inc. A Warrants, Expiration Date 10/14/2024 (2)(6)		7	0
Chaparral Energy, Inc. B Warrants, Expiration Date 10/14/2025 (2)(6)		7	0
Civitas Solutions, Inc. A Warrants, Expiration Date 1/20/2025 (2)(6)		58	0
Civitas Solutions, Inc. B Warrants, Expiration Date 1/20/2026 (2)(6)		28	0
Hertz Global Holdings, Inc. Warrants, Expiration Date 6/30/2051 (2)		349	5,357
Nabors Industries, Ltd. Warrants, Expiration Date 6/11/2026 (2)		122	2,806
Oasis Petroleum, Inc. Warrants, Expiration Date 11/19/2024 (2)(6)		23	0
Whiting Petroleum Corp. A Warrants, Expiration Date 9/1/2024 (2)		128	2,624
Whiting Petroleum Corp. B Warrants, Expiration Date 9/1/2025 (2)		63	939

Total Warrants (United States)	(Cost	$8,512)	11,726

Money Market Registered Investment Companies - 40.1%

Meeder Institutional Prime Money Market Fund, 0.22% (3)		287,279,414	287,164,502

Total Money Market Registered Investment Companies	(Cost	$287,245,320)	287,164,502

Bank Obligations - 0.1%

First Merchants Bank Deposit Account, 0.55%, 4/1/2022 (4)		249,278	249,278
Metro City Bank Deposit Account, 0.05%, 4/1/2022 (4)		248,475	248,475

Total Bank Obligations	(Cost	$497,753)	497,753

Total Investments - 99.0%	(Cost	$601,591,579)	708,470,773

Other Assets less Liabilities - 1.0%			7,180,460

Total Net Assets - 100.0%			715,651,233

Trustee Deferred Compensation (5)

Meeder Balanced Fund - Retail Class		5,123	65,677
Meeder Dynamic Allocation Fund - Retail Class		13,667	180,951
Meeder Muirfield Fund - Retail Class		9,081	82,365
Meeder Conservative Allocation Fund - Retail Class		1,516	34,459

Total Trustee Deferred Compensation	(Cost	$314,982)	363,452

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
E-mini Standard & Poors MidCap 400 Futures	(29)	6/17/2022	(7,798,680)	(104,106)
Mini MSCI EAFE Index Futures	630	6/17/2022	67,548,600	2,207,941
Mini MSCI Emerging Markets Index Futures	199	6/17/2022	11,198,725	556,031
Russell 2000 Mini Index Futures	311	6/17/2022	32,132,520	59,095
Standard & Poors 500 Mini Futures	(316)	6/17/2022	(71,585,850)	(4,276,589)

Total Futures Contracts	795		31,495,315	(1,557,628)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

•	Level 1 - quoted prices in active markets for identical securities

•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of March 31, 2022 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (8)
Level 1 - Quoted Prices	$707,973,020	$(1,557,628)
Level 2 - Other Significant Observable Inputs	497,753	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$708,470,773	$(1,557,628)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2022.

(4)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at March 31, 2022. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(5)	Assets of affiliates to the Muirfield Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(6)	Fair valued security deemed a Level 3 security. Security is not part of the investment strategy of the Fund.

(7)	Preferred stock.

(8)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.